Risk Management - Summary of Maturity Analysis for Non Derivative Financial Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		₩ 4,342,887	₩ 3,234,780
Financial assets at fair value through other comprehensive income		502,443	502,829
Financial assets at amortized cost		38,843	26,998
Loans		1,024,806	1,046,521
Long-term/short-term financial instruments		1,412,315	1,353,080
Financial assets at fair value through profit or loss		2,711,285	3,709,508
Trade and other receivables		14,196,156	12,628,615
Financial assets held for managing liquidity risk		24,228,735	22,502,331
Less than 1 year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		4,342,887	3,234,780
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortized cost		28,905	16,762
Loans		139,168	132,877
Long-term/short-term financial instruments		578,578	666,758
Financial assets at fair value through profit or loss		2,054,021	3,181,791
Trade and other receivables		11,990,515	10,464,191
Financial assets held for managing liquidity risk		19,134,074	17,697,159
1~5 Years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		0	0
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortized cost		9,938	10,231
Loans		465,666	411,594
Long-term/short-term financial instruments		22	0
Financial assets at fair value through profit or loss		1,381	645
Trade and other receivables		911,822	1,083,593
Financial assets held for managing liquidity risk		1,388,829	1,506,063
More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents		0	0
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortized cost		0	5
Loans		411,100	502,050
Long-term/short-term financial instruments		23	25
Financial assets at fair value through profit or loss		6,523	3,535
Trade and other receivables		1,292,539	1,080,831
Financial assets held for managing liquidity risk		1,710,185	1,586,446
Other
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash and cash equivalents	[1]	0	0
Financial assets at fair value through other comprehensive income	[1]	502,443	502,829
Financial assets at amortized cost	[1]	0	0
Loans	[1]	8,872	0
Long-term/short-term financial instruments	[1]	833,692	686,297
Financial assets at fair value through profit or loss	[1]	649,360	523,537
Trade and other receivables	[1]	1,280	0
Financial assets held for managing liquidity risk	[1]	₩ 1,995,647	₩ 1,712,663

[1]	The maturities cannot be presently determined.